Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Land and buildings	Plant and equipment	Capital works in progress	Mineral properties	Capitalized Evaluation	Total
Cost
Balance at January 1, 2018	$185,923	$1,531,640	$56,821	$4,485,599	$87,031	$6,347,014
Additions/transfers	6,203	119,712	1,646	193,550	6,202	327,313
Proceeds on pre-commercial production sales, net	—	(2,906)	—	(3,566)	—	(6,472)
Commercial production transfers (1)	387	458,976	53,858	(506,206)	—	7,015
Other movements/transfers	(240)	13,011	1,769	(200)	226	14,566
Disposals	(29)	(8,400)	—	(20)	—	(8,449)
Balance at December 31, 2018	$192,244	$2,112,033	$114,094	$4,169,157	$93,459	$6,680,987

Additions/transfers	$17,379	$85,929	$19,735	$68,794	$3,393	$195,230
IFRS 16 transition adjustment	7,555	1,734	90	—	—	9,379
Proceeds on pre-commercial production sales, net	—	—	—	(12,159)	—	(12,159)
Commercial production transfers (2)	27,070	92,791	—	(119,861)	—	—
(Impairment) reversal (note 32)	—	11,690	(15,268)	—	—	(3,578)
Write-down of assets	—	(1,979)	—	—	(16)	(1,995)
Other movements/transfers	(1,715)	33,335	(30,103)	(505)	(129)	883
Transfer to assets held for sale	—	(11,690)	—	—	—	(11,690)
Disposals	(22)	(4,455)	(737)	(2,421)	—	(7,635)
Balance at December 31, 2019	$242,511	$2,319,388	$87,811	$4,103,005	$96,707	$6,849,422

Accumulated depreciation
Balance at January 1, 2018	$(43,426)	$(786,050)	$(4,733)	$(1,285,408)	$—	$(2,119,617)
Depreciation for the year	(3,125)	(88,649)	—	(3,774)	—	(95,548)
Commercial production transfers (1)	—	(13,288)	—	—	—	(13,288)
Other movements	(1,060)	(15,485)	—	(346)	—	(16,891)
Impairment	(363)	(105,932)	—	(341,513)	—	(447,808)
Disposals	—	641	—	—	—	641
Balance at December 31, 2018	$(47,974)	$(1,008,763)	$(4,733)	$(1,631,041)	$—	$(2,692,511)

Depreciation for the year	$(10,605)	$(107,654)	$—	$(51,965)	$—	$(170,224)
Impairment reversal	—	90,825	—	9,667	—	100,492
Other movements	(206)	(1,049)	—	213	—	(1,042)
Disposals	7	2,058	—	—	—	2,065
Balance at December 31, 2019	$(58,778)	$(1,024,583)	$(4,733)	$(1,673,126)	$—	$(2,761,220)

Carrying amounts
At January 1, 2018	$142,497	$745,590	$52,088	$3,200,191	$87,031	$4,227,397
At December 31, 2018	144,270	1,103,270	109,361	2,538,116	93,459	3,988,476
Balance at December 31, 2019	$183,733	$1,294,805	$83,078	$2,429,879	$96,707	$4,088,202

Summary of Key Assumptions Used for Assessing Recoverable Amount of Company's CGUs Versus Carrying Values

	2019	2018
Gold price ($/oz)	$1,400	$1,275 - 1,300
Silver price ($/oz)	$18	$17 - 18
Lead price ($/t)	$2,100	$2,200 - 2,300
Zinc price ($/t)	$2,400	$2,800 - 2,900
Discount rate	6.0%	7.0%
Average factor to convert contained mineral resource ounces outside of reserves to ounces used in value beyond proven and probable calculations	27%	27%
Fair value per contained ounce of resources and exploration potential beyond proven and probable reserves	$130	$100

	2019	2018
Gold price ($/oz)	$1,400	$1,250
Silver price ($/oz)	$18	$17
Discount rate	5.0%	6.5%
Average factor to convert contained mineral resource ounces outside of reserves to ounces used in value beyond proven and probable calculations	69%	32%
Fair value per contained ounce of resources and exploration potential beyond proven and probable reserves	$110	$50